INCOME TAXES - Schedule of Valuation Allowance (Details) - Valuation Allowance of Deferred Tax Assets - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Recorded valuation allowance
Valuation allowance, beginning of year	$ (18,576)	$ (5,732)
Income tax (provision)	(7,450)	(12,731)
Spin-off from Verint	0	(113)
Valuation allowance, end of year	$ (26,026)	$ (18,576)